CAPITAL AND RESERVES - Summary of Other Reserves (Details) - USD ($)				12 Months Ended
		Mar. 24, 2021	Oct. 12, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance				$ 393,052,000		$ 223,832,000	$ 62,090,000
Other currency translations				257,096,000		16,490,000	572,000
Impact from conversion of share capital from EUR to USD				0
Share-based expense				5,189,000		28,385,000
Sale of treasury shares				1,466,000
Reduction of share capital				0
Exercise of warrants into shares				223,267,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Fair value of shares issued		$ 1,591,090,000		1,591,090,000
Purchased own shares				(1,203,000)
Ending balance				1,225,578,000		393,052,000	223,832,000
Other reserves
Disclosure of classes of share capital [line items]
Beginning balance	[1]			79,888,000		3,023,000	2,451,000
Other currency translations				(18,573,000)		16,490,000
Impact from conversion of share capital from EUR to USD				275,669,000		275,669,000
Share-based expense	[1]			5,189,000		28,385,000
Sale of treasury shares			$ 49,856,271	1,466,000	[1]	49,856,000
Difference between fair value and nominal value of shares held by the Trust						(17,866,000)
Reduction of share capital	[1]			35,000
Exercise of warrants into shares	[1]			82,424,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival	[1]			(4,391,621,000)
Fair value of shares issued		$ 870,922,000		870,922,000	[1]
Purchased own shares	[1]			(1,203,000)
Ending balance	[1]			(3,095,804,000)		79,888,000	3,023,000
Foreign currency translation
Disclosure of classes of share capital [line items]
Beginning balance				19,513,000		3,023,000
Other currency translations				(18,573,000)		16,490,000
Impact from conversion of share capital from EUR to USD						275,669,000
Ending balance				276,609,000		19,513,000	3,023,000
Share based payments
Disclosure of classes of share capital [line items]
Beginning balance				28,385,000		0
Share-based expense						28,385,000
Sale of treasury shares				1,466,000
Ending balance				35,040,000		28,385,000	0
RSPs
Disclosure of classes of share capital [line items]
Beginning balance				31,990,000		0
Sale of treasury shares						49,856,000
Difference between fair value and nominal value of shares held by the Trust						(17,866,000)
Ending balance				30,787,000		31,990,000	0
Equity reserves
Disclosure of classes of share capital [line items]
Beginning balance				0		0
Reduction of share capital				35,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				(4,391,621,000)
Ending balance				$ (3,438,240,000)		$ 0	$ 0

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable (see note 13B).